Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI UTILITIES FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Class A, C and I Shares | THE GABELLI UTILITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 12 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities (each, a “Utility Company” and collectively, “Utility Companies”) that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to provide either capital appreciation or current income. The Adviser emphasizes quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 8 of the Prospectus.

In selecting investments, the Adviser will consider factors such as: (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team.

The Fund’s assets will be invested primarily in a broad range of readily marketable dividend paying common stocks in the utilities industry. Although many of these common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The Fund may also invest in master limited partnerships (“MLPs”).

		The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities (each, a “Utility Company” and collectively, “Utility Companies”) that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to provide either capital appreciation or current income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the Fund if:
  you are a long term investor
  you seek growth of capital as well as current income
  you wish to include an income strategy as a portion of your overall investments you believe that the utilities industry can generate growth of capital
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser, or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them.

The principal risks presented by the Fund are:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Industry Risk.    The Fund’s investments in Utility Companies may be more susceptible to various factors, including government regulation, increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services.
  Interest Rate Risk. Investments in dividend paying securities involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. This risk is particularly pronounced given that certain interest rates are at or near historical lows, which may increase the risk that these rates will rise in the future.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Master Limited Partnerships Risk.    Investments in MLPs subjects the Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  Regulatory Risk.    The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation.
  “Return of Capital” Risk.    The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI UTILITIES FUND (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 13.41% (quarter ended June 30, 2009), and the lowest return for a quarter was (12.36)% (quarter ended March 31, 2009).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2014, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class I Shares prior to their first issuance date are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	2,116
1 Year	rr_ExpenseExampleNoRedemptionYear01	706
3 Years	rr_ExpenseExampleNoRedemptionYear03	981
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,277
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,116
2005	rr_AnnualReturn2005	8.46%
2006	rr_AnnualReturn2006	23.00%
2007	rr_AnnualReturn2007	8.66%
2008	rr_AnnualReturn2008	(20.92%)
2009	rr_AnnualReturn2009	15.57%
2010	rr_AnnualReturn2010	12.92%
2011	rr_AnnualReturn2011	8.16%
2012	rr_AnnualReturn2012	4.26%
2013	rr_AnnualReturn2013	20.16%
2014	rr_AnnualReturn2014	8.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.36%)
Past One Year	rr_AverageAnnualReturnYear01	2.73%
Past Five Years	rr_AverageAnnualReturnYear05	9.46%
Past Ten Years	rr_AverageAnnualReturnYear10	7.61%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	314
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
Past One Year	rr_AverageAnnualReturnYear01	7.05%
Past Five Years	rr_AverageAnnualReturnYear05	9.94%
Past Ten Years	rr_AverageAnnualReturnYear10	7.43%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	353
5 Years	rr_ExpenseExampleNoRedemptionYear05	612
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
Past One Year	rr_AverageAnnualReturnYear01	9.26%
Past Five Years	rr_AverageAnnualReturnYear05	11.03%
Past Ten Years	rr_AverageAnnualReturnYear10	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	2.10%
Past Five Years	rr_AverageAnnualReturnYear05	8.99%
Past Ten Years	rr_AverageAnnualReturnYear10	7.13%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	1.97%
Past Five Years	rr_AverageAnnualReturnYear05	7.50%
Past Ten Years	rr_AverageAnnualReturnYear10	6.18%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Standard & Poor's ("S&P") 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	28.98%
Past Five Years	rr_AverageAnnualReturnYear05	13.34%
Past Ten Years	rr_AverageAnnualReturnYear10	9.63%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	13.69%
Past Five Years	rr_AverageAnnualReturnYear05	15.45%
Past Ten Years	rr_AverageAnnualReturnYear10	7.67%
Class A, C and I Shares | THE GABELLI UTILITIES FUND | Lipper Utility Fund Average (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	17.25%
Past Five Years	rr_AverageAnnualReturnYear05	13.48%
Past Ten Years	rr_AverageAnnualReturnYear10	9.84%